PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.6%
Asset-Backed Securities 1.7%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.406%(c)	07/15/30	345	$345,932
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.879(c)	10/20/30	372	373,153
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.946(c)	10/15/32	1,000	1,000,693
Rockford Tower CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.137(c)	01/20/36	500	501,616
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.307(c)	01/20/35	1,000	1,004,321
Voya CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.929(c)	04/17/30	103	103,154

Total Asset-Backed Securities (cost $3,313,459)				3,328,869
Commercial Mortgage-Backed Security 0.2%
ROCK Trust, Series 2024-CNTR, Class E, 144A (cost $450,000)	8.819	11/13/41	450	470,243
Corporate Bonds 85.5%
Advertising 0.5%
Clear Channel Outdoor Holdings, Inc., Sr. Sec’d. Notes, 144A	5.125	08/15/27	636	622,174
CMG Media Corp., Sec’d. Notes, 144A	8.875	06/18/29	459	316,356
				938,530
Aerospace & Defense 2.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	284	271,726

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The), (cont’d.)
Sr. Unsec’d. Notes	5.930%	05/01/60	298	$282,412
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,226	1,224,541
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	100	101,750
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	101	101,884
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	95	97,969
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	234	243,945
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	177	177,221
Sr. Unsec’d. Notes, 144A	8.750	11/15/30	148	159,840
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	874	829,428
Gtd. Notes	5.500	11/15/27	685	679,110
Sr. Sec’d. Notes, 144A	6.000	01/15/33	375	374,946
Sr. Sec’d. Notes, 144A	6.375	03/01/29	267	271,156
Sr. Sec’d. Notes, 144A	6.625	03/01/32	365	373,547
				5,189,475
Airlines 1.4%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	62	63,496
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	305	304,275
Sr. Sec’d. Notes, 144A	5.750	04/20/29	520	516,750

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	804	772,924
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	330	290,628
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	197	193,552
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	506	504,254
				2,645,879

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.5%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125%	11/15/29	175	$162,159
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	834	733,284
				895,443
Auto Manufacturers 0.4%
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	8.750	12/15/31	154	163,559
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	680	679,447
				843,006
Auto Parts & Equipment 1.4%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	513	524,625
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	65	65,043
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	33	28,875
Sr. Unsec’d. Notes	5.625	06/15/28	35	34,758

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A	7.750	05/31/32	385	388,033
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	65	65,321
Sr. Sec’d. Notes, 144A	6.750	04/15/29	75	77,067

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,205	1,143,917
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	331	325,093
				2,652,732
Banks 1.0%
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	110	110,114
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	338	327,793

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625%	01/15/27	257	$256,588
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	437	440,051
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	418	454,282
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	85	94,286

Intesa Sanpaolo SpA (Italy), Sub. Notes, 144A	4.198(ff)	06/01/32	200	176,496
Wells Fargo & Co., Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	50	51,781
				1,911,391
Building Materials 1.9%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	190	183,539
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	253	248,798
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	330	277,695
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	324	328,328
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.750	07/15/31	200	204,941
Griffon Corp., Gtd. Notes	5.750	03/01/28	105	103,697
Knife River Corp., Sr. Unsec’d. Notes, 144A	7.750	05/01/31	50	52,468
Masterbrand, Inc., Gtd. Notes, 144A	7.000	07/15/32	60	61,708
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	64	65,091
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500	02/01/30	340	326,149
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	392	389,519
Sr. Sec’d. Notes, 144A	8.875	11/15/31	283	301,223
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	144	126,566
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	100	93,069

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Standard Industries, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	02/15/27	812	$798,278
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	65	66,383
				3,627,452
Chemicals 1.4%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	94	100,031
ASP Unifrax Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%	7.100	09/30/29	153	88,935
Avient Corp., Sr. Unsec’d. Notes, 144A	6.250	11/01/31	50	50,589
Celanese US Holdings LLC,
Gtd. Notes	6.600	11/15/28	75	77,677
Gtd. Notes	6.800	11/15/30	25	26,306

Chemours Co. (The), Gtd. Notes, 144A	8.000	01/15/33	130	130,654
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%	15.000	12/06/28	34	31,914
Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32	75	74,858
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/01/31	75	76,406
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	600	563,644
Sr. Sec’d. Notes, 144A	7.250	06/15/31	200	205,206
Sr. Sec’d. Notes, 144A	9.750	11/15/28	200	212,814

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	343	324,303
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	189,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	90	90,616

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Tronox, Inc., Gtd. Notes, 144A	4.625%	03/15/29	387	$356,136
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	7.375	03/01/31	25	25,940
				2,625,029
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	174	176,610
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	198	203,198
				379,808
Commercial Services 4.5%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	79	77,747
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	431	441,282
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	367,136
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	1,279	1,283,408

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	600	564,000
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	271	257,060
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	617	559,059
Gtd. Notes, 144A	4.625	10/01/27	80	76,475

APi Group DE, Inc., Gtd. Notes, 144A	4.750	10/15/29	50	47,970
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	399	377,894
Gtd. Notes, 144A	5.375	03/01/29	236	224,354

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29	200	200,250

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500%	01/15/31	250	$264,241
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	24,338
Dcli Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	135	139,817
Herc Holdings, Inc., Gtd. Notes, 144A	6.625	06/15/29	85	87,097
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	138	118,193
Gtd. Notes, 144A	5.000	12/01/29	102	70,574

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	1,120	1,081,726
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	393	373,609
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	116	103,814
Sr. Unsec’d. Notes	4.000	05/15/31	271	247,698
Sr. Unsec’d. Notes	5.750	10/15/32	70	69,724

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A	6.750	08/15/32	80	82,694
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	392	350,455
Gtd. Notes	3.875	02/15/31	395	361,167
Gtd. Notes	4.875	01/15/28	417	410,656

Valvoline, Inc., Sr. Unsec’d. Notes, 144A	3.625	06/15/31	293	254,986
VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	120	127,075
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29	55	55,985
				8,700,484
Computers 1.4%
Amentum Holdings, Inc., Gtd. Notes, 144A	7.250	08/01/32	80	82,148
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	154	159,679

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
Gartner, Inc., Gtd. Notes, 144A	3.625%	06/15/29	50	$46,711
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	982	954,014
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	517	566,130
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	588	568,721
Gtd. Notes, 144A	5.125	04/15/29	261	250,719
Gtd. Notes, 144A	5.250	10/01/30	7	6,828
				2,634,950
Cosmetics/Personal Care 0.1%
Perrigo Finance Unlimited Co., Gtd. Notes	6.125	09/30/32	146	145,080
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	810	751,236
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A	7.750	03/15/31	75	79,125
Sr. Sec’d. Notes, 144A	6.750	03/15/28	25	25,656

Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	40	41,725
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A	8.500	06/15/30	345	366,936
				1,264,678
Diversified Financial Services 4.3%
Azorra Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	7.750	04/15/30	160	160,751
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	402	431,435
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	8.500	05/15/30	200	211,846
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	65	67,385

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875%	04/15/29	40	$40,850
Gtd. Notes, 144A	8.000	02/15/27	250	258,125
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	80	79,325
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	70	71,260
Gtd. Notes, 144A	9.250	12/01/28	20	21,407
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	169	175,403

Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.625	09/01/28	364	352,217
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	200	201,349
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	200	187,124

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	99	86,109
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	220	227,854
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	105	109,303
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	439	417,333
Gtd. Notes, 144A	5.750	11/15/31	240	233,621
Gtd. Notes, 144A	6.000	01/15/27	730	729,822
Gtd. Notes, 144A	6.500	08/01/29	218	220,243
Navient Corp.,
Sr. Unsec’d. Notes	5.500	03/15/29	289	276,825
Sr. Unsec’d. Notes	6.750	06/25/25	162	162,839
Sr. Unsec’d. Notes	9.375	07/25/30	80	88,123
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	365	341,341
Gtd. Notes	4.000	09/15/30	75	67,416
Gtd. Notes	6.625	01/15/28	364	371,623
Gtd. Notes	6.625	05/15/29	115	117,328
Gtd. Notes	7.125	03/15/26	360	368,005
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	135	126,935
Gtd. Notes, 144A	5.375	10/15/25	756	754,188
Gtd. Notes, 144A	5.750	09/15/31	75	72,614
Gtd. Notes, 144A	7.125	11/15/30	30	30,743
Gtd. Notes, 144A	7.875	12/15/29	117	123,596

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

PHH Escrow Issuer LLC, Sr. Unsec’d. Notes, 144A	9.875%	11/01/29	200	$193,662
PRA Group, Inc., Gtd. Notes, 144A	8.875	01/31/30	98	102,914
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	200	190,827
Gtd. Notes, 144A	3.625	03/01/29	224	206,717
Gtd. Notes, 144A	3.875	03/01/31	75	67,135
Gtd. Notes, 144A	4.000	10/15/33	437	379,516
				8,325,109
Electric 3.6%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	240	216,834
Sr. Sec’d. Notes, 144A	4.500	02/15/28	200	193,510
Sr. Sec’d. Notes, 144A	5.250	06/01/26	689	684,852
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	421	401,225
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	915	867,093
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	575	562,020
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375	02/15/29	117	107,177
Gtd. Notes, 144A	3.625	02/15/31	160	142,614
Gtd. Notes, 144A	3.875	02/15/32	45	40,098
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	718	795,562

PG&E Corp., Sr. Sec’d. Notes	5.250	07/01/30	103	101,187
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	1,018	1,028,148
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	447	460,123
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	371	354,239
Gtd. Notes, 144A	5.000	07/31/27	149	147,622
Gtd. Notes, 144A	5.500	09/01/26	195	194,811
Gtd. Notes, 144A	5.625	02/15/27	566	565,740
Gtd. Notes, 144A	6.875	04/15/32	95	98,617
				6,961,472

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.4%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375%	03/31/29	296	$277,985
EnerSys, Gtd. Notes, 144A	6.625	01/15/32	35	35,658
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	272	278,841
Gtd. Notes, 144A	7.250	06/15/28	145	148,473
				740,957
Engineering & Construction 0.3%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	333	353,007
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	170	157,759
Gtd. Notes, 144A	4.125	02/15/32	115	103,686
				614,452
Entertainment 2.6%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	1,216	1,148,746
Sr. Sec’d. Notes, 144A	6.500	02/15/32	216	220,484
Sr. Sec’d. Notes, 144A	7.000	02/15/30	370	381,812

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	170	169,903
Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	106	105,219
Cinemark USA, Inc., Gtd. Notes, 144A	7.000	08/01/32	55	56,891
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	650	635,844
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	576	546,829
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	65	59,100
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	484	478,425

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875%	09/01/31		135	$92,319
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30		401	390,298
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29		363	353,651
Gtd. Notes, 144A	6.250	03/15/33		95	94,833
Gtd. Notes, 144A	7.125	02/15/31		246	259,927
					4,994,281
Environmental Control 0.8%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		251	238,450
Gtd. Notes, 144A	4.375	08/15/29		522	494,595
Gtd. Notes, 144A	4.750	06/15/29		204	196,860
Reworld Holding Corp.,
Gtd. Notes	5.000	09/01/30		318	297,054
Gtd. Notes, 144A	4.875	12/01/29		286	270,428

Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		40	41,196
					1,538,583
Foods 2.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29		135	124,636
Gtd. Notes, 144A	5.875	02/15/28		125	124,274
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		574	548,240
Sr. Sec’d. Notes, 144A	8.000	09/15/28		343	352,831

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A (original cost $219,398; purchased 05/02/24)(f)	8.125	05/14/30	GBP	175	216,117
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.625	01/15/32		656	584,670

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125%	01/31/30	246	$228,673
Gtd. Notes, 144A	4.375	01/31/32	292	267,809
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32	470	413,811
Gtd. Notes	4.250	04/15/31	534	498,896
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	324	303,738
Gtd. Notes, 144A	5.500	12/15/29	325	317,818
Gtd. Notes, 144A	6.375	03/01/33	95	95,001
Sr. Sec’d. Notes, 144A	6.250	02/15/32	65	65,855
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	213	194,191
Sr. Unsec’d. Notes, 144A	6.250	10/15/34	175	173,623
				4,510,183
Forest Products & Paper 0.1%
Magnera Corp., Sr. Sec’d. Notes, 144A	7.250	11/15/31	165	162,782
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	68	65,474
Sr. Unsec’d. Notes	5.875	08/20/26	103	101,250
				166,724
Healthcare-Products 0.9%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,773	1,662,742
Healthcare-Services 3.6%
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	2,294	2,028,893
Gtd. Notes, 144A	4.625	06/01/30	375	351,337
Gtd. Notes, 144A	6.875	09/01/32	145	149,765

HCA, Inc., Gtd. Notes	7.500	11/06/33	75	84,157
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	1,084	972,868

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
LifePoint Health, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	4.375%	02/15/27	201	$194,751

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $579,223; purchased 11/09/21 - 10/15/24)(f)	5.500	09/01/28	698	484,366
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	97	98,578
Select Medical Corp., Gtd. Notes, 144A	6.250	12/01/32	125	125,194
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	856	808,606
Sr. Sec’d. Notes	4.375	01/15/30	1,471	1,378,797
Sr. Unsec’d. Notes	6.875	11/15/31	210	221,789
				6,899,101
Home Builders 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	153	143,060
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	200	185,462
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	556	552,121
Gtd. Notes	7.250	10/15/29	400	408,253
Sr. Unsec’d. Notes, 144A	7.500	03/15/31	305	311,691
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	210	196,350
Gtd. Notes, 144A	6.250	09/15/27	744	740,310
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	100	94,500

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	150	159,750
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	410	396,791
KB Home, Gtd. Notes	4.800	11/15/29	228	220,442
Landsea Homes Corp., Gtd. Notes, 144A	8.875	04/01/29	274	280,680
M/I Homes, Inc., Gtd. Notes	3.950	02/15/30	110	100,310

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625%	03/01/30	260	$243,750
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	949	934,765

New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	80	84,044
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	337	327,317
Sr. Unsec’d. Notes	4.750	04/01/29	290	277,833

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	180	191,374
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	706	713,755
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	152	148,462
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	75	74,294
Gtd. Notes	5.700	06/15/28	115	115,378
				6,900,692
Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	486	451,213
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	8.250	06/30/31	115	111,401
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	472	429,978
				992,592
Housewares 0.6%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	105	106,795
Sr. Unsec’d. Notes	6.625	05/15/32	105	106,849
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	347	309,433
Gtd. Notes	4.375	02/01/32	201	179,729

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A (original cost $610,288; purchased 09/17/21 - 06/17/24)(f)	6.500	10/01/29	757	484,847
				1,187,653

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.9%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	11/06/30	166	$169,524
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	775	796,808
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	85	88,479

AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	380	361,743
AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	140	132,886
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	308	297,102
				1,846,542
Internet 0.5%
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	643	641,544
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	372	344,766
				986,310
Iron/Steel 0.9%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	60	62,762
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	398	401,076
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	285	286,623
Gtd. Notes, 144A	6.875	11/01/29	183	184,306
Gtd. Notes, 144A	7.000	03/15/32	303	304,975
Gtd. Notes, 144A	7.375	05/01/33	105	106,901

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	324	338,606
				1,685,249
Leisure Time 4.1%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A	6.750	02/16/31	450	457,771

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Carnival Corp.,
Gtd. Notes, 144A	5.750%	03/01/27	1,221	$1,219,474
Sr. Sec’d. Notes, 144A	4.000	08/01/28	1,181	1,127,855

Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	125	125,047
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	240	252,862
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	120	120,341
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	1,066	1,062,866
Sr. Sec’d. Notes, 144A	5.875	02/15/27	177	176,557
Sr. Sec’d. Notes, 144A	8.125	01/15/29	195	206,944
Sr. Sec’d. Notes, 144A	8.375	02/01/28	46	47,898
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	235	233,369
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	220	233,475

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	196	197,715
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	924	923,723
Sr. Unsec’d. Notes, 144A	6.000	02/01/33	130	131,625
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	300	297,000
Gtd. Notes, 144A	9.125	07/15/31	342	369,244

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	350	344,312
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	339	328,830
				7,856,908
Lodging 1.5%
Boyd Gaming Corp., Gtd. Notes, 144A	4.750	06/15/31	474	443,025
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32	206	181,979
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	27	26,829
Gtd. Notes	4.750	10/15/28	643	625,498
Gtd. Notes	5.500	04/15/27	220	219,958

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM Resorts International, (cont’d.)
Gtd. Notes	6.125%	09/15/29	346	$349,763
Gtd. Notes	6.500	04/15/32	465	470,482

Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	600	574,125
				2,891,659
Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	360	346,879
Gtd. Notes, 144A	6.250	10/15/32	120	120,115
				466,994
Machinery-Diversified 0.9%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	491	530,730
Sr. Sec’d. Notes, 144A	7.500	01/01/30	198	206,776

GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	294	220,904
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	463	497,227
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	250	245,625
				1,701,262
Media 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	1,105	975,740
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	502	449,746
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	150	146,306
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	50	49,376
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	376	366,021
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	110	109,945
CSC Holdings LLC,
Gtd. Notes, 144A (original cost $194,900; purchased 02/19/21)(f)	3.375	02/15/31	200	145,141

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A (original cost $200,000; purchased 06/02/20)(f)	4.125%	12/01/30	200	$150,549
Gtd. Notes, 144A (original cost $685,406; purchased 01/19/22 - 02/14/22)(f)	5.375	02/01/28	680	589,182
Gtd. Notes, 144A (original cost $167,750; purchased 04/04/23)(f)	5.500	04/15/27	200	180,648
Sr. Unsec’d. Notes, 144A (original cost $87,000; purchased 06/04/24)(f)	4.625	12/01/30	200	113,184
Sr. Unsec’d. Notes, 144A (original cost $181,500; purchased 02/14/22)(f)	5.750	01/15/30	200	120,489
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $565,303; purchased 07/18/19 - 06/03/22)(f)	6.625	08/15/27(d)	1,251	7,176
Sec’d. Notes, 144A (original cost $507,220; purchased 07/18/19 - 08/30/22)(f)	5.375	08/15/26(d)	1,235	7,342
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	456	301,594
Gtd. Notes	7.375	07/01/28	557	420,674
Gtd. Notes	7.750	07/01/26	1,663	1,424,420

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	375	397,792
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	150	140,966
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $215,672; purchased 11/12/20 - 11/07/23)(f)	4.500	09/15/26	214	184,614
Sr. Unsec’d. Notes, 144A (original cost $284,395; purchased 11/18/22 - 11/16/23)(f)	6.500	09/15/28	528	352,604

Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $276,803; purchased 05/04/23 - 10/07/24)(f)	5.125	02/15/27	328	291,052
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	468	420,282
Sr. Sec’d. Notes, 144A	6.625	06/01/27	783	780,131
Sr. Sec’d. Notes, 144A	8.000	08/15/28	357	364,604
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.500	08/15/30	200	175,326
Sr. Sec’d. Notes, 144A	5.500	05/15/29	400	378,000

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000%	01/15/32	450	$401,062
				9,443,966
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	225	212,285
Mining 2.0%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	50	52,666
Unsec’d. Notes, 144A	11.500	10/01/31	347	391,997

Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	434	427,668
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	200	199,088
Gtd. Notes, 144A	8.625	06/01/31	200	205,625
Sec’d. Notes, 144A	9.375	03/01/29	200	213,440

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	160	162,246
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	520	511,550
Gtd. Notes, 144A	6.125	04/01/29	254	255,270

New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	503	507,401
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	337	296,301
Gtd. Notes, 144A	4.750	01/30/30	402	378,638

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	175	180,952
				3,782,842

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625%	05/15/30	341	$321,753
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	250	260,741
				582,494
Office/Business Equipment 0.0%
Zebra Technologies Corp., Gtd. Notes, 144A	6.500	06/01/32	55	56,379
Oil & Gas 5.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	95	98,706
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	310	31
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	119	143,063
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	115	115,172
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	127	130,054

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	636	636,839
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	406	423,691
Gtd. Notes, 144A	8.625	11/01/30	296	314,465

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	85	88,252
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	252	238,379
Gtd. Notes, 144A	6.750	03/01/29	476	469,243
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	81	80,388
Gtd. Notes, 144A	7.625	04/01/32	170	171,591
Gtd. Notes, 144A	9.250	02/15/28	263	276,701

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.000	05/01/29	16	16,260
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	204	213,019

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Expand Energy Corp.,
Gtd. Notes	4.750%	02/01/32	281	$267,608
Gtd. Notes	5.375	02/01/29	90	89,569
Gtd. Notes	5.375	03/15/30	189	187,722
Gtd. Notes, 144A	5.875	02/01/29	76	76,113
Gtd. Notes, 144A	6.750	04/15/29	29	29,457
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	829	805,134
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	262	252,849
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	251	239,777
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	165	163,761
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	74	70,369
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	285	279,709
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	68	71,833

Kraken Oil & Gas Partners LLC, Sr. Unsec’d. Notes, 144A	7.625	08/15/29	35	34,719
Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	320	320,860
MEG Energy Corp. (Canada), Gtd. Notes, 144A	5.875	02/01/29	118	116,820
Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	291	280,815
Nabors Industries, Inc.,
Gtd. Notes, 144A	8.875	08/15/31	360	348,245
Gtd. Notes, 144A	9.125	01/31/30	438	455,913

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	249	254,935
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	381	357,188
Gtd. Notes, 144A	4.625	05/01/30	477	443,610
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	55	55,138
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	80	80,593
Gtd. Notes, 144A	7.000	01/15/32	398	409,665
Gtd. Notes, 144A	8.000	04/15/27	122	125,669
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	149	148,955
Gtd. Notes, 144A	7.125	01/15/26	30	29,970

Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30	35	33,311

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
SM Energy Co.,
Sr. Unsec’d. Notes, 144A	6.750%	08/01/29	70	$70,485
Sr. Unsec’d. Notes, 144A	7.000	08/01/32	45	45,228

Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29	119	123,215
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	331	316,089
Gtd. Notes	4.500	04/30/30	161	152,299
Gtd. Notes	5.875	03/15/28	175	175,085
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29	476	479,680
Gtd. Notes, 144A	8.500	05/15/31	160	161,575
Sr. Sec’d. Notes, 144A	8.750	02/15/30	17	17,723

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	125	127,314
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30	50	53,647
				11,168,501
Packaging & Containers 1.7%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	200	43,800
Ball Corp., Gtd. Notes	2.875	08/15/30	200	175,616
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	50	49,339
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/01/29	100	91,828
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	445	438,881
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28	274	250,090
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	135	120,906
Sr. Sec’d. Notes, 144A	8.625	10/01/31	140	131,936
Sr. Sec’d. Notes, 144A	9.500	11/01/28	50	50,518
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	136	118,413

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
LABL, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	10.500%	07/15/27	491	$483,797

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	175	179,260
OI European Group BV, Gtd. Notes, 144A	4.750	02/15/30	25	22,750
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27	25	24,939
Gtd. Notes, 144A	7.250	05/15/31	80	79,840

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	225	213,015
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	677	750,756
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	46,617
				3,272,301
Pharmaceuticals 2.0%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	357	325,933
Gtd. Notes, 144A	5.125	03/01/30	500	462,403
Gtd. Notes, 144A	6.125	08/01/28	321	315,914
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	25	16,750
Gtd. Notes, 144A	5.000	02/15/29	25	14,875
Gtd. Notes, 144A	5.250	01/30/30	25	14,250
Gtd. Notes, 144A	5.250	02/15/31	25	13,625
Gtd. Notes, 144A	6.250	02/15/29	1,000	640,000
Gtd. Notes, 144A	7.000	01/15/28	25	17,500
Gtd. Notes, 144A	9.000	12/15/25	25	24,500
Sr. Sec’d. Notes, 144A	4.875	06/01/28	275	227,562
Sr. Sec’d. Notes, 144A	11.000	09/30/28	50	49,125

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	200	190,000
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	275	261,261
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	1,200	1,096,857

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000%	05/15/29	134	$138,837
				3,809,392
Pipelines 3.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	74	72,539
Gtd. Notes, 144A	5.750	03/01/27	359	358,803
Gtd. Notes, 144A	5.750	01/15/28	117	116,646
Gtd. Notes, 144A	6.625	02/01/32	356	362,528
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	30	30,868
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	55	57,060

Cheniere Energy Partners LP, Gtd. Notes	4.500	10/01/29	25	24,438
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	50	51,148
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	25	25,466
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	111	111,322
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	103	105,824
Sr. Unsec’d. Notes, 144A	7.500	06/01/30	85	92,045
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	191	191,475
Gtd. Notes, 144A	8.250	01/15/32	128	134,349
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	7.375	07/15/32	40	41,199
Sr. Unsec’d. Notes, 144A	8.875	07/15/28	50	53,075
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	193	181,386
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	123	119,201
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	226	230,245
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	321	312,599
Gtd. Notes, 144A	6.000	03/01/27	103	102,928
Gtd. Notes, 144A	6.000	12/31/30	105	99,662

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.000%	09/01/31	106	$100,298
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	216	220,346
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	321	298,106
Sr. Sec’d. Notes, 144A	4.125	08/15/31	248	226,386
Sr. Sec’d. Notes, 144A	6.250	01/15/30	176	180,237
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	367	380,553
Sr. Sec’d. Notes, 144A	7.000	01/15/30	149	152,479
Sr. Sec’d. Notes, 144A	9.500	02/01/29	898	1,003,281
Sr. Sec’d. Notes, 144A	9.875	02/01/32	1,020	1,133,724
				6,570,216
Real Estate 1.3%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(cc)	01/15/28	564	575,509
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	50	52,886
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	227	212,576
Gtd. Notes, 144A	4.375	02/01/31	379	347,256
Gtd. Notes, 144A	5.375	08/01/28	715	702,357

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	586	555,725
				2,446,309
Real Estate Investment Trusts (REITs) 1.8%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	206	156,374
Gtd. Notes	9.750	06/15/25	246	246,063
Sr. Unsec’d. Notes	4.750	02/15/28	146	124,836
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	215	140,322
Gtd. Notes	4.625	08/01/29	213	155,837

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes, 144A	7.000	02/01/30	280	286,414

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500%	02/15/29	126	$120,840
Gtd. Notes, 144A	6.500	04/01/32	220	223,501

SBA Communications Corp., Sr. Unsec’d. Notes	3.125	02/01/29	321	293,933
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	210	202,893
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	225	219,133
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	150	154,484
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28	438	409,883
Sr. Sec’d. Notes, 144A	10.500	02/15/28	714	758,752
				3,493,265
Retail 5.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	995	902,963
Sr. Sec’d. Notes, 144A	3.875	01/15/28	246	234,623

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	200	184,327
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	89	87,088
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	385	409,309
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28	979	1,042,706
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30	678	744,475
Sr. Sec’d. Notes, 144A, PIK 14.000%	14.000	06/01/31	107	128,051

Cougar JV Subsidiary LLC, Sr. Unsec’d. Notes, 144A	8.000	05/15/32	60	62,993
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	12.000	11/30/28	225	250,313
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	861	804,817

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	4.625%	01/15/29	284	$266,806

Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	274	245,047
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	294	267,332
Gtd. Notes, 144A	3.875	10/01/31	312	275,232

LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	432	402,743
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	497	469,388
Sr. Unsec’d. Notes, 144A	8.250	08/01/31	192	200,626

Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	225	208,397
Park River Holdings, Inc.,
Gtd. Notes, 144A	5.625	02/01/29	273	238,899
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	355	318,113
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	71,536
Gtd. Notes, 144A	6.375	11/01/32	130	128,644

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	661	674,716
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	223	221,825
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	571	521,262

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	493	454,176
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	304	305,796
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26	98	98,003
				10,220,206

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software 0.4%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500%	11/01/26		185	$180,144
Clarivate Science Holdings Corp., Gtd. Notes, 144A	4.875	07/01/29		581	543,553
					723,697
Telecommunications 5.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	350	364,555
Sr. Sec’d. Notes, 144A	5.000	01/15/28		400	318,000
Sr. Sec’d. Notes, 144A	5.750	08/15/29		600	454,500
Sr. Sec’d. Notes, 144A	9.625	07/15/27		200	188,500

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29		600	552,000
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30		112	8,387
Sr. Sec’d. Notes, Series 3A14, 144A^	0.000	12/31/30		—(r)	40
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		5	34

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500%	10.942	05/25/27		268	261,076
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		446	377,821
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		690	690,667
Sec’d. Notes, 144A	6.000	01/15/30		250	250,868
Sec’d. Notes, 144A	6.750	05/01/29		415	420,280
Sr. Sec’d. Notes, 144A	5.000	05/01/28		690	684,498
Sr. Sec’d. Notes, 144A	5.875	10/15/27		200	200,178
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		225	227,543
Sr. Sec’d. Notes, 144A	7.000	10/15/28		200	202,490
Sr. Sec’d. Notes, 144A	7.000	04/15/32		200	202,170
Sr. Sec’d. Notes, 144A	8.500	04/15/31		200	212,250

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		984	911,430

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.625%	01/15/29	666	$532,979
Sec’d. Notes, 144A	4.000	04/15/31	50	39,691
Sec’d. Notes, 144A	4.500	04/01/30	485	407,828
Sec’d. Notes, 144A	4.875	06/15/29	51	44,811
Sr. Sec’d. Notes, 144A	10.500	04/15/29	200	224,177
Sr. Sec’d. Notes, 144A	10.750	12/15/30	200	225,620
Sr. Sec’d. Notes, 144A	11.000	11/15/29	664	753,810

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	298	362,959
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25	156	154,897
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	7.750	08/15/28	100	100,681
Sr. Sec’d. Notes, 144A	8.250	10/01/31	241	251,627

Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	665	704,900
				10,331,267
Transportation 0.5%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	666	709,224
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	100	103,622
XPO, Inc., Gtd. Notes, 144A	7.125	02/01/32	220	229,230
				1,042,076

Total Corporate Bonds (cost $166,722,334)				164,701,380
Floating Rate and Other Loans 2.6%
Advertising 0.0%
Terrier Media Buyer, Inc., Term Facility, 2 Month SOFR + 3.500%	8.071(c)	06/18/29	22	19,489

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Auto Parts & Equipment 0.2%
First Brands Group LLC, Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.347%(c)	03/30/28	230	$211,600
Tenneco, Inc., Term A Loan, 1 Month SOFR + 4.850%	9.414(c)	11/17/28	168	163,870
				375,470
Chemicals 0.3%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.014(c)	11/15/30	174	167,720
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.435(c)	06/28/28	146	139,765
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.647(c)	12/31/25	102	101,759
Term Loan, 3 Month SOFR + 2.000%	14.656(c)	10/12/28	145	143,988
				553,232
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	7.906(c)	03/01/29	75	75,225
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 7.000%^	11.604(c)	07/20/28	16	15,426
Forest Products & Paper 0.0%
Glatfelter Corp., New Term Loan, 3 Month SOFR + 4.250%	8.764(c)	10/31/31	75	75,094
Household Products/Wares 0.0%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	8.584(c)	07/08/31	75	70,523
Housewares 0.0%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	8.687(c)	10/06/28	25	20,323

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance 0.4%
Acrisure LLC,
2024 Refinancing Term B Loan, 1 Month SOFR + 3.000%	7.599%(c)	02/16/27	250	$249,766
2024 Refinancing Term Loan, 1 Month SOFR + 3.250%	7.849(c)	11/06/30	150	149,500
Asurion LLC,
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.823(c)	09/19/30	175	174,493
New B-4 Term Loan, 1 Month SOFR + 5.364%	9.937(c)	01/20/29	165	160,492
				734,251
Media 0.7%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.109(c)	01/18/28	748	733,200
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/31/24	178	190,973
First Lien Term Loan, 1 Month SOFR + 10.100%	14.772(c)	05/25/26	5	4,311
Second Lien Term Loan	8.175	08/24/26(d)	437	2,186

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	09/25/26	463	402,631
Virgin Media Bristol LLC, Facility Q Advance, 1 Month SOFR + 3.364%	7.974(c)	01/31/29	50	49,594
				1,382,895
Pharmaceuticals 0.3%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.350%	10.706(c)	02/01/27	600	590,400
Retail 0.0%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	8.437(c)	03/06/28	38	38,301
Software 0.3%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	02/15/29	38	37,586

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
BMC Software, 2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%	8.335%(c)	07/30/31	50	$50,318
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	7.797(c)	05/01/31	311	311,644
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.937(c)	07/14/28	190	151,973
				551,521
Telecommunications 0.3%
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	9.073(c)	09/27/29	274	238,219
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27	20	19,544
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.133(c)	04/15/29	15	15,278
Term B-2, 1 Month SOFR + 6.560%	11.133(c)	04/15/30	15	15,377
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.702(c)	10/24/29	60	59,112
Second Out Term Loan, 1 Month SOFR + 1.614%	6.202(c)	10/24/31	246	197,306
				544,836

Total Floating Rate and Other Loans (cost $5,147,152)				5,046,986
U.S. Treasury Obligations 1.7%
U.S. Treasury Notes(k)	2.625	05/31/27	165	159,135
U.S. Treasury Notes	3.500	09/30/26	2,200	2,173,359
U.S. Treasury Notes(k)	4.125	10/31/26	250	249,717
U.S. Treasury Notes(k)	4.125	10/31/29	200	200,547
U.S. Treasury Notes(k)	4.250	12/31/25	500	499,375

Total U.S. Treasury Obligations (cost $3,280,478)				3,282,133

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Affiliated Exchange-Traded Fund 4.7%
PGIM AAA CLO ETF(wa) (cost $8,981,216)	175,000	$8,989,750
Common Stocks 0.9%
Chemicals 0.2%
Cornerstone Chemical Co.*^	1,807	34,333
TPC Group, Inc.*^	6,118	214,130
Venator Materials PLC (original cost $612,979; purchased 09/26/18 - 10/17/23)*^(f)	433	116,910
		365,373
Gas Utilities 0.2%
Ferrellgas Partners LP (Class B Stock)^	2,652	439,408
Oil, Gas & Consumable Fuels 0.3%
Expand Energy Corp.	1,673	165,560
Heritage Power LLC*^	6,884	361,410
Heritage Power LLC*^	94	4,935
Heritage Power LLC*^	2,456	1,228
		533,133
Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*^	23,916	60,029
Intelsat Emergence SA (Luxembourg)*	7,641	232,413
Xplore, Inc. (Canada)*	21,241	90,996
Xplore, Inc., CVR*^	1,112	—
		383,438

Total Common Stocks (cost $1,986,876)		1,721,352
Preferred Stocks 0.3%
Electronic Equipment, Instruments & Components 0.3%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	600	600,000

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Preferred Stocks (Continued)
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	2,540	$27,940

Total Preferred Stocks (cost $607,928)		627,940

Total Long-Term Investments (cost $190,489,443)		188,168,653

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $2,448,257)(wa)	2,448,257	2,448,257

TOTAL INVESTMENTS 98.9% (cost $192,937,700)		190,616,910
Other assets in excess of liabilities(z) 1.1%		2,118,130

Net Assets 100.0%		$192,735,040

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange-Traded Fund
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,985,969 and 1.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,387,837. The aggregate value of $3,444,221 is 1.8% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	2 Year U.S. Treasury Notes	Mar. 2025	$5,564,953	$12,756
106	5 Year U.S. Treasury Notes	Mar. 2025	11,405,766	69,423
88	10 Year U.S. Treasury Notes	Mar. 2025	9,784,500	122,221
5	20 Year U.S. Treasury Bonds	Mar. 2025	597,500	14,778
5	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	635,937	24,024
				$243,202
Forward foreign currency exchange contracts outstanding at November 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/24	BOA	GBP	174	$218,364	$221,868	$3,504	$—

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 12/03/24	JPM	EUR	339	$353,128	$358,382	$5,254	$—
				$571,492	$580,250	8,758	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/24	CITI	GBP	174	$226,630	$221,868	$4,762	$—
Expiring 01/10/25	BOA	GBP	174	218,344	221,851	—	(3,507)
Euro,
Expiring 12/03/24	JPM	EUR	339	367,961	358,383	9,578	—
Expiring 01/10/25	JPM	EUR	339	353,757	359,008	—	(5,251)
				$1,166,692	$1,161,110	14,340	(8,758)
						$23,098	$(8,758)
Credit default swap agreement outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	9,595	2.947%	$758,370	$920,650	$162,280
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Active High Yield Bond ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	MSI	12/20/24	(2,970)	$12,152	$(404)	$12,556
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	GSI	12/20/24	(1,620)	31,340	(186)	31,526
					$43,492	$(590)	$44,082
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).